Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2005 Fund	May 30, 2024
Fidelity Freedom 2005 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	8.37%
Past 5 years	4.16%
Since Inception	3.33%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	0.98%
F0556
Average Annual Return:
Past 1 year	8.58%
Past 5 years	4.17%
Since Inception	3.50%

[1]	A From July 20, 2017 .